Balance Sheet- Armada - Annual	Sep. 30, 2025 USD ($)
Current assets:
Total assets	$ 1,761,419
Current liabilities:
Total liabilities	2,276,419
Commitments and Contingencies
Stockholder’s deficit:
Common stock	0
Accumulated deficit	(515,000)
Total stockholder’s deficit	(515,000)
Total liabilities and stockholder’s deficit	1,761,419
Armada Acquisition Corp. II
Current assets:
Total cash, cash equivalents, and restricted cash	361,105
Prepaid expenses	50,067
Prepaid insurance	137,360
Total current assets	548,532
Prepaid insurance – long-term	22,893
Cash and marketable securities held in Trust Account	234,628,166
Total assets	235,199,591
Current liabilities:
Accrued offering costs	75,000
Accrued expenses	1,403,430
Total current liabilities	1,478,430
Deferred professional fees	37,564
Deferred underwriting fee payable	9,200,000
Total liabilities	10,715,994
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	234,628,166
Stockholder’s deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding	0
Additional paid-in capital	0
Accumulated deficit	(10,145,428)
Total stockholder’s deficit	(10,144,569)
Total liabilities and stockholder’s deficit	235,199,591
Class A ordinary shares | Armada Acquisition Corp. II
Current liabilities:
Class A ordinary shares subject to possible redemption	234,628,166
Stockholder’s deficit:
Common stock	71
Class B ordinary shares | Armada Acquisition Corp. II
Stockholder’s deficit:
Common stock	$ 788